Other intangibles, net - Customer Relationships and Related Accumulated Amortization (Details) - Customer relationships - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 360,000	$ 360,000
Accumulated amortization	(214,529)	(203,941)
Net carrying amount	$ 145,471	$ 156,059